UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06621

        Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
	January 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 2.7% (1.6% of Total Investments)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
$ 3,600	5.250%, 11/15/20	11/15 at 100.00	Baa1	$3,773,988
1,000	5.000%, 11/15/30	11/15 at 100.00	Baa1	1,018,080
1,560	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,602,151
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,690	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,838,095
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
8,255	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	3/14 at 100.00	Aaa	8,680,875
	FGIC Insured

16,105	Total Alabama			16,913,189

	Alaska – 1.7% (1.0% of Total Investments)
10,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	10,598,805
	Series 2006A, 5.000%, 6/01/32

	Arizona – 0.8% (0.5% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	209,780
265	5.250%, 12/01/25	12/15 at 100.00	BBB	277,959
2,850	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	2/07 at 102.00	AAA	3,053,576
	Place Five and The Greenery Apartments, Series 1996A, 6.625%, 1/01/27 (ETM)
1,695	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	7/07 at 100.50	AAA	1,741,782
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured

5,010	Total Arizona			5,283,097

	Arkansas – 0.2% (0.1% of Total Investments)
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	BBB	1,027,870
	Series 2005B, 5.000%, 2/01/25

	California – 19.1% (11.8% of Total Investments)
5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	6,069,466
	12/01/21 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	4,473,160
5,500	5.375%, 5/01/21 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	5,987,850
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – MBIA Insured	No Opt. Call	Aaa	1,578,447
5,890	0.000%, 10/01/24 – MBIA Insured	No Opt. Call	Aaa	2,720,709
7,615	0.000%, 10/01/25 – MBIA Insured	No Opt. Call	Aaa	3,348,620
6,240	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	6,475,498
	Series 2005, 5.000%, 11/15/27
2,055	California Infrastructure Economic Development Bank, Infrastructure State Revolving Fund	10/14 at 100.00	AA	2,166,525
	Revenue Bonds, Series 2004, 5.000%, 10/01/21
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	1,013,330
	Health System, Series 2005A, 5.000%, 7/01/39
2,500	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA+	2,728,075
3,500	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/32	8/13 at 100.00	A+	3,630,235
8,000	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/25	2/14 at 100.00	A+	8,457,200
20,500	California, General Obligation Bonds, Series 2005, 5.000%, 6/01/33 – CIFG Insured (UB)	6/15 at 100.00	Aaa	21,561,080
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	2,058,308
	Company, Series 1996A, 5.300%, 7/01/21
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	AAA	2,646,700
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	16,505,099
	1995A, 0.000%, 1/01/21 (ETM)
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	AAA	1,456,466
	5.000%, 9/01/27 – AMBAC Insured
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms
	Improvement Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/15 at 102.00	N/R	1,427,483
435	5.100%, 9/01/30	9/15 at 102.00	N/R	443,000
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	260,530
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	285,879
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AAA	2,361,658
	Project, Series 2004A, 5.000%, 9/01/20 – XLCA Insured
960	San Francisco Redevelopment Agency, California, Hotel Tax Revenue Bonds, Series 1994, 6.750%,	7/07 at 100.00	AAA	974,189
	7/01/25 – FSA Insured
32,400	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	Aaa	9,685,980
	Refunding Bonds, Series 1997A, 0.000%, 1/15/34 – MBIA Insured (UB)
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AAA	6,481,440
	Project, Series 2004A, 5.250%, 8/01/19 – MBIA Insured
2,000	Sonoma County Junior College District, California, General Obligation Bonds, Series 2003A,	8/13 at 100.00	AAA	2,147,200
	5.000%, 8/01/27 (Pre-refunded 8/01/13) – FSA Insured
3,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	AAA	3,125,310
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured

160,490	Total California			120,069,437

	Colorado – 2.3% (1.4% of Total Investments)
1,700	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AAA	1,803,292
	2004, 5.000%, 12/01/22 – FGIC Insured
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
1,745	5.250%, 6/01/23	6/16 at 100.00	A–	1,839,649
475	5.000%, 6/01/29	6/16 at 100.00	A–	486,357
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	410,684
	5.000%, 3/01/25
120	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1995D, 7.375%,	6/07 at 104.50	Aa2	123,514
	6/01/26 (Alternative Minimum Tax)
400	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	444,344
	(Alternative Minimum Tax)
6,925	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	AAA	7,402,410
	Hotel, Series 2006, 5.125%, 12/01/25 – XLCA Insured
1,700	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	10/07 at 102.00	AAA	1,740,069
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)

13,465	Total Colorado			14,250,319

	Connecticut – 1.4% (0.8% of Total Investments)
8,060	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AAA	8,530,059
	5.000%, 1/01/21 – FGIC Insured

	District of Columbia – 2.0% (1.2% of Total Investments)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
11,720	0.000%, 4/01/27 – MBIA Insured	4/11 at 39.61	AAA	3,847,207
13,780	0.000%, 4/01/28 – MBIA Insured	4/11 at 37.21	AAA	4,249,614
15,855	0.000%, 4/01/29 – MBIA Insured	4/11 at 35.07	AAA	4,607,939

41,355	Total District of Columbia			12,704,760

	Florida – 2.9% (1.8% of Total Investments)
4,230	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A	4,395,224
	Series 2005, 5.000%, 4/01/24
5,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/18 – MBIA Insured	4/07 at 102.00	AAA	5,106,150
	(Alternative Minimum Tax)
2,500	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds,	10/08 at 101.00	BBB+	2,546,450
	Baptist Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19
560	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/10 at 100.00	AAA	577,601
	1/01/22 – FSA Insured (Alternative Minimum Tax)
3,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	3,944,736
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special	5/12 at 102.00	AA	1,837,360
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured

17,590	Total Florida			18,407,521

	Georgia – 1.6% (1.0% of Total Investments)
500	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	A3	528,475
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
10	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AAA	10,871
	5.250%, 11/01/15 (Pre-refunded 11/01/13) – MBIA Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
3,405	5.250%, 11/01/15 – MBIA Insured	11/13 at 100.00	AAA	3,671,509
3,365	5.000%, 11/01/18 – MBIA Insured	11/13 at 100.00	AAA	3,563,165
2,235	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia,	12/14 at 100.00	AAA	2,354,461
	Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured

9,515	Total Georgia			10,128,481

	Idaho – 0.9% (0.5% of Total Investments)
280	Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds, Series 1995F, 6.450%, 7/01/27	7/07 at 100.00	Aaa	285,547
	(Alternative Minimum Tax)
3,160	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace	3/12 at 105.00	Aaa	3,579,111
	Project, Series 2002A-1, 7.250%, 3/20/37
280	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996G, 6.350%,	7/07 at 101.00	Aaa	285,659
	7/01/26 (Alternative Minimum Tax)
260	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%,	1/10 at 100.00	Aa2	264,810
	7/01/22 (Alternative Minimum Tax)
465	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	472,728
	7/01/20 (Alternative Minimum Tax)
500	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	525,930
	Hospital, Series 2006, 5.250%, 9/01/30

4,945	Total Idaho			5,413,785

	Illinois – 16.7% (10.3% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	2,764,450
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
17,700	Chicago Greater Metropolitan Area Sanitary District, Illinois, General Obligation Bonds,	12/16 at 100.00	AAA	18,735,096
	Series 2006, 5.000%, 12/01/35 (UB)
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 –	No Opt. Call	AAA	10,357,923
	FGIC Insured
1,585	Chicago, Illinois, General Obligation Bonds, Series 1995A-1, 5.125%, 1/01/25 – AMBAC Insured	1/08 at 100.00	AAA	1,599,978
620	Chicago, Illinois, General Obligation Refunding Bonds, Series 1998, 5.250%, 1/01/20 – FGIC	7/08 at 102.00	AAA	643,455
	Insured
	Chicago, Illinois, General Obligation Refunding Bonds, Series 1998:
120	5.250%, 1/01/20 (Pre-refunded 7/01/08) – FGIC Insured	7/08 at 102.00	AAA	124,895
260	5.250%, 1/01/20 (Pre-refunded 7/01/08) – FGIC Insured	7/08 at 102.00	AAA	270,605
1,175	Chicago, Illinois, GNMA Collateralized Multifamily Housing Revenue Bonds, Bryn Mawr-Belle	6/09 at 102.00	Aaa	1,219,321
	Shores Project, Series 1997, 5.800%, 6/01/23 (Alternative Minimum Tax)
3,145	Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning Redevelopment Project, Series	7/07 at 102.00	N/R	3,214,882
	1996B, 7.250%, 1/01/14
3,105	Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and Ship Canal	7/07 at 102.00	N/R	3,175,266
	Redevelopment Project, Series 1997A, 7.750%, 1/01/14
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aaa	2,675,312
	Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured (ETM)
6,190	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	Aaa	3,413,166
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – MBIA Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14	5/14 at 100.00	A	2,121,280
4,420	5.250%, 11/15/15	5/14 at 100.00	A	4,679,498
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	403,200
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,037,240
	5.500%, 5/15/32
3,000	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	A–	3,278,820
	6.000%, 7/01/33
3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	A+	3,391,650
	Series 1993C, 6.000%, 4/01/18
	Illinois Housing Development Authority, Housing Finance Bonds, Series 2000A:
575	5.750%, 9/01/10 (Alternative Minimum Tax)	3/10 at 100.00	AA	580,014
1,245	6.200%, 9/01/20 (Alternative Minimum Tax)	3/10 at 100.00	AA	1,278,453
11,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	AAA	13,625,479
	FGIC Insured
2,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/18 –	2/12 at 100.00	AAA	2,142,700
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – FSA Insured	No Opt. Call	Aaa	1,870,687
1,740	0.000%, 11/01/21 – FSA Insured	No Opt. Call	Aaa	919,660
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	4,510,963
	Illinois, School Refunding Bonds, Series 2002, 5.250%, 12/01/20 – FSA Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25	1/16 at 100.00	AA–	905,830
1,750	5.250%, 1/01/30	1/16 at 100.00	AA–	1,852,708
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	Aaa	9,402,821
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	Aaa	1,590,140
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
2,540	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,647,391
	Project, Series 2002A, 5.000%, 12/15/28 – MBIA Insured

130,060	Total Illinois			104,432,883

	Indiana – 2.6% (1.6% of Total Investments)
1,000	Ball State University, Indiana, Student Fee Revenue Bonds, Series 2002K, 5.750%, 7/01/20 –	1/12 at 100.00	AAA	1,079,450
	FGIC Insured
3,500	Indiana Bond Bank, Special Program Bonds, East Chicago Facilities Building Corporation, Series	2/10 at 101.00	AAA	3,755,815
	2000A, 6.125%, 2/01/25 (Pre-refunded 2/01/10) – AMBAC Insured
4,195	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000, 5.375%, 12/01/25	12/10 at 100.00	AA	4,399,380
805	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000, 5.375%, 12/01/25	12/10 at 100.00	AA (4)	850,821
	(Pre-refunded 12/01/10)
	Indiana University, Student Fee Revenue Bonds, Series 2004P:
2,750	5.000%, 8/01/22 – AMBAC Insured	8/14 at 100.00	AAA	2,894,815
1,600	5.000%, 8/01/24 – AMBAC Insured	8/14 at 100.00	AAA	1,681,104
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	BBB	1,587,200
	2005, 5.250%, 2/15/23

15,400	Total Indiana			16,248,585

	Iowa – 3.3% (2.0% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000, 6.250%,	7/10 at 100.00	A1	2,132,760
	7/01/25
8,000	Iowa Finance Authority, Hospital Facilities Revenue Bonds, Iowa Health System, Series 1998A,	7/08 at 102.00	AAA	8,311,520
	5.125%, 1/01/28 (Pre-refunded 7/01/08) – MBIA Insured
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	8,377,520
	5.500%, 6/01/42
2,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	2,117,180
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)

20,000	Total Iowa			20,938,980

	Kansas – 0.0% (0.0% of Total Investments)
130	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	132,622
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)

	Louisiana – 6.4% (3.9% of Total Investments)
475	Bossier Public Trust Financing Authority, Louisiana, Single Family Mortgage Revenue Refunding	2/07 at 101.00	AAA	477,123
	Bonds, Series 1995B, 6.125%, 8/01/28
2,765	East Baton Rouge Parish Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed	4/07 at 101.50	Aaa	2,793,784
	Securities Program Single Family Mortgage Revenue Bonds, Series 1994C, 6.350%, 10/01/28
	(Alternative Minimum Tax)
3,230	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,418,212
	Bonds, Series 2002, 5.250%, 12/01/21 – AMBAC Insured
4,350	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006,	6/16 at 100.00	AAA	4,614,437
	5.000%, 6/01/22 – AMBAC Insured
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,197,640
	Lady Health System, Series 2005A, 5.250%, 8/15/31
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
14,540	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	Aaa	14,839,233
5,925	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aaa	5,778,060
705	New Orleans Home Mortgage Authority, Louisiana, GNMA/FNMA Single Family Mortgage Revenue	6/07 at 100.00	Aaa	710,013
	Bonds, Series 1995A, 6.300%, 6/01/28 (Alternative Minimum Tax)
3,005	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	6/07 at 102.50	AAA	3,084,392
	5.950%, 11/01/15 – FSA Insured

38,995	Total Louisiana			39,912,894

	Maryland – 0.8% (0.5% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	2,028,094
	9/01/26 – XLCA Insured
1,205	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AAA	1,277,300
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A1	1,484,423
	System, Series 2004A, 5.250%, 7/01/19

4,460	Total Maryland			4,789,817

	Massachusetts – 6.9% (4.2% of Total Investments)
2,455	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	2,719,993
	Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)
1,935	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	1,962,380
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,066,260
	5.700%, 10/01/34
9,175	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	AA	9,862,850
	System, Series 2001E, 5.700%, 10/01/25 – RAAI Insured
1,100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/09 at 101.00	BBB	1,137,356
	Obligated Group, Series 1999A, 5.625%, 7/01/20
2,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	2,858,488
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 – FGIC Insured
1,325	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB	1,341,748
	Health Care, Series 2005D, 5.000%, 7/01/33
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
11,400	5.250%, 1/01/21 (Pre-refunded 1/01/13) – FSA Insured	1/13 at 100.00	AAA	12,252,492
1,850	5.250%, 1/01/21 (Pre-refunded 1/01/13) – FSA Insured	1/13 at 100.00	AAA	1,988,343
1,100	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	Aaa	1,037,234
	7039, 5.850%, 8/01/46 (WI/DD, Settling 2/01/07) (IF)
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
2,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	2,441,745
4,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	4,340,880

40,340	Total Massachusetts			43,009,769

	Michigan – 3.7% (2.2% of Total Investments)
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	4,039,961
7,955	0.000%, 12/01/22	No Opt. Call	AAA	4,005,979
8,260	0.000%, 12/01/23	No Opt. Call	AAA	3,970,086
8,575	0.000%, 12/01/24	No Opt. Call	AAA	3,918,518
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	1,314,348
	6.000%, 7/01/35
2,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	2/07 at 100.00	BB–	2,001,560
	Obligated Group, Series 1993A, 6.375%, 8/15/09
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	356,901
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,270	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Series 2003,	5/13 at 100.00	AA	3,437,980
	5.000%, 5/01/22

39,260	Total Michigan			23,045,333

	Minnesota – 4.3% (2.6% of Total Investments)
8,165	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	8,352,305
	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,
	HealthPartners Inc., Series 2003:
1,000	6.000%, 12/01/18	12/13 at 100.00	Baa1	1,090,090
1,050	5.875%, 12/01/29	12/13 at 100.00	Baa1	1,131,806
2,400	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	2,527,680
	Series 2001A, 5.250%, 1/01/25 (Pre-refunded 1/01/11) – FGIC Insured
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	AAA	3,159,600
	Bonds, Series 2001C, 5.250%, 1/01/26 (Pre-refunded 1/01/11) – FGIC Insured
1,375	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series	10/15 at 100.00	A2	1,453,636
	2005-6G, 5.000%, 10/01/22
310	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 – MBIA	2/07 at 100.00	AAA	310,536
	Insured
650	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1996G, 6.250%, 7/01/26	7/07 at 101.00	AA+	655,194
	(Alternative Minimum Tax)
935	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 6.100%,	7/09 at 100.00	AA+	965,762
	7/01/30 (Alternative Minimum Tax)
1,165	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	1,169,392
	6.050%, 7/01/31 (Alternative Minimum Tax)
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,062,570
2,000	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1992B,	7/07 at 100.00	AAA	2,077,840
	5.750%, 1/01/11 (ETM)
1,620	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%,	7/14 at 100.00	A	1,735,360
	7/01/25
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	1,102,090
	Series 2005, 6.000%, 11/15/25

25,670	Total Minnesota			26,793,861

	Mississippi – 0.4% (0.2% of Total Investments)
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	2,540,068
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri – 5.2% (3.2% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	2,079,480
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	206,478
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,885	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	3,093,037
	Health System, Series 2004, 5.500%, 2/15/24
9,000	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	AAA	9,563,670
	5.250%, 9/01/17 – FGIC Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	BBB+	893,342
1,225	5.000%, 6/01/35	6/15 at 100.00	BBB+	1,260,660
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	2,606,125
	2003, 5.125%, 5/15/24
1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	1,242,960
	System, Series 2003, 5.125%, 2/15/18
1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	1,317,363
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
1,250	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	1,333,638
2,000	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	2,130,500
4,095	Missouri, General Obligation Refunding Bonds, Fourth State Building, Series 2002A, 5.000%,	10/12 at 100.00	AAA	4,314,369
	10/01/18
2,200	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.125%,	7/11 at 100.00	AAA	2,319,724
	7/01/22 (Pre-refunded 7/01/11) – MBIA Insured

30,585	Total Missouri			32,361,346

	Nebraska – 1.2% (0.7% of Total Investments)
1,470	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A, 5.250%,	4/13 at 100.00	AAA	1,565,330
	4/01/23 – FSA Insured
4,670	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AAA	4,898,597
	2, Series 2006A, 5.000%, 2/01/49 – AMBAC Insured (UB)
1,000	University of Nebraska, Lincoln, Student Fees and Facilities Revenue Bonds, Series 2003B,	11/13 at 100.00	Aa2	1,036,300
	5.000%, 7/01/33

7,140	Total Nebraska			7,500,227

	Nevada – 3.4% (2.1% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,275,279
	(Pre-refunded 6/15/12) – MBIA Insured
5,795	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	6,093,153
	5.000%, 7/01/23 – AMBAC Insured
4,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	AAA	4,222,320
	7/01/25 – FGIC Insured

20,205	Total Nevada			21,590,752

	New Jersey – 5.5% (3.4% of Total Investments)
5,615	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aaa	6,006,702
	12/15/20 – FSA Insured
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,429,794
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	1,076,100
4,310	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/07 at 101.50	AAA	4,424,646
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)
3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,731,296
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C,	No Opt. Call	AAA	3,294,870
	5.250%, 6/15/15 – MBIA Insured (ETM)
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	3,801,921
	5.250%, 12/15/20
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	4,232,400
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/24 – FSA Insured	1/15 at 100.00	AAA	3,171,510
3,380	Union County Utilities Authority, New Jersey, Solid Waste Facility Subordinate Lease Revenue	6/08 at 101.00	AAA	3,462,540
	Bonds, Ogden Martin Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 – AMBAC Insured
	(Alternative Minimum Tax)

32,455	Total New Jersey			34,631,779

	New York – 17.9% (11.1% of Total Investments)
5,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	5,250,350
	Center, Series 2005, 5.000%, 2/01/28 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,
	Series 1999:
1,975	6.375%, 7/01/16 – RAAI Insured	7/09 at 101.00	AA	2,098,023
2,080	6.375%, 7/01/17 – RAAI Insured	7/09 at 101.00	AA	2,212,517
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,608,315
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
1,250	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	1,303,938
	Civic Facility Project, Series 2005, 5.000%, 10/01/30
5,030	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	4,973,714
	2/15/47 – MBIA Insured (UB)
755	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	777,273
	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	Aaa	3,176,943
	5/01/33 – MBIA Insured (UB)
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C,	No Opt. Call	A	1,076,760
	5.000%, 11/15/16
4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	4,831,610
	5.000%, 11/15/30
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2004B:
6,875	5.000%, 8/01/23	8/13 at 100.00	AAA	7,232,981
7,260	5.000%, 8/01/24	8/13 at 100.00	AAA	7,629,534
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,633,375
	Series 2004C, 5.000%, 2/01/22
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	4/07 at 101.00	AAA	4,051,160
	Natural History, Series 1997A, 5.650%, 4/01/27 – MBIA Insured
35	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	No Opt. Call	AA–	35,236
5,020	New York City, New York, General Obligation Bonds, Fiscal Series 1997I, 6.250%, 4/15/27	4/07 at 101.00	AAA	5,095,902
	(Pre-refunded 4/15/07)
4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	AA–	4,283,600
2,150	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA–	2,255,522
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	AA–	5,254,450
7,420	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	7,764,288
	5.000%, 11/15/44 – AMBAC Insured (UB)
	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
6,000	5.250%, 6/01/20	6/13 at 100.00	A+	6,406,980
5,100	5.250%, 6/01/21	6/13 at 100.00	A+	5,418,087
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
3,770	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	4,019,423
2,835	5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AAA	3,009,806
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
3,400	5.500%, 6/01/16	6/10 at 100.00	AA–	3,572,108
2,000	5.500%, 6/01/19	6/13 at 100.00	AA–	2,168,020
6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	6,361,440
	Series 2005, 5.000%, 12/01/27 – XLCA Insured
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	7,202,938
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)
1,000	Rensselaer County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	3/16 at 100.00	A	1,054,070
	Rensselaer Polytechnic Institute, Series 2006, 5.000%, 3/01/26

107,105	Total New York			112,758,363

	North Carolina – 1.6% (0.9% of Total Investments)
2,550	Cumberland County, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital	10/09 at 101.00	A– (4)	2,668,830
	System Inc., Cape Fear Valley Health System, Series 1999, 5.250%, 10/01/19
	(Pre-refunded 10/01/09)
2,480	Durham Urban Redevelopment Authority, North Carolina, FHA-Insured Mortgage Loan Revenue Bonds,	8/07 at 105.00	AAA	2,616,722
	Durham Hosiery Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)
550	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996JJ, 6.450%,	3/07 at 101.00	AA	566,247
	9/01/27 (Alternative Minimum Tax)
	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional
	Facilities, Series 2004A:
1,250	5.000%, 2/01/21	2/14 at 100.00	AA+	1,313,588
2,445	5.000%, 2/01/22	2/14 at 100.00	AA+	2,564,829

9,275	Total North Carolina			9,730,216

	North Dakota – 0.2% (0.1% of Total Investments)
1,245	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2000C,	7/10 at 100.00	Aa3	1,268,194
	6.150%, 7/01/31 (Alternative Minimum Tax)

	Ohio – 4.0% (2.4% of Total Investments)
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	3,285,150
	5.250%, 12/01/24 (Pre-refunded 12/01/14) – FSA Insured
	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2003C:
2,330	5.250%, 5/15/17 – MBIA Insured	5/13 at 100.00	AAA	2,483,454
4,105	5.250%, 5/15/18 – MBIA Insured	5/13 at 100.00	AAA	4,369,034
2,000	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	1/08 at 102.00	Aa2	2,037,680
	Courtyards of Kettering, Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)
6,050	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	6,140,569
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
6,400	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	6,625,920
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

23,885	Total Ohio			24,941,807

	Oklahoma – 1.0% (0.6% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB–	524,990
750	5.375%, 9/01/36	9/16 at 100.00	BBB–	783,960
5,000	Oklahoma State Student Loan Authority, Senior Lien Revenue Bonds, Series 2001A-1, 5.625%,	6/11 at 102.00	AAA	5,258,850
	6/01/31 (Alternative Minimum Tax)

6,250	Total Oklahoma			6,567,800

	Oregon – 1.4% (0.8% of Total Investments)
7,860	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence	10/14 at 100.00	AA	8,579,897
	Health System, Series 2004, 5.500%, 10/01/21

	Pennsylvania – 2.6% (1.6% of Total Investments)
3,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AAA	3,711,295
	5.000%, 12/01/23 – MBIA Insured
1,500	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds,	3/15 at 100.00	Aaa	1,721,580
	Series 2005, 6.000%, 3/01/28 – FSA Insured
1,225	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds,	2/16 at 100.00	AAA	1,483,193
	Series 2006, 6.750%, 2/01/24 (Pre-refunded 2/01/16) – MBIA Insured
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	AAA	1,224,038
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,801,621
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,056,750
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AAA	1,116,339
	AMBAC Insured

15,175	Total Pennsylvania			16,114,816

	Rhode Island – 2.7% (1.7% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
10,000	6.000%, 6/01/23	6/12 at 100.00	BBB	10,681,500
6,000	6.125%, 6/01/32	6/12 at 100.00	BBB	6,414,780

16,000	Total Rhode Island			17,096,280

	South Carolina – 9.7% (5.9% of Total Investments)
14,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	14,699,159
	Assets for Education, Series 2003, 5.250%, 12/01/24
15,445	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	17,217,927
	2002, 5.875%, 12/01/17 (Pre-refunded 12/01/12)
2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AAA	2,614,375
	5/01/25 – AMBAC Insured
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 4.000%,	7/07 at 100.00	AAA	7,208,524
	1/01/23 – MBIA Insured
6,000	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	6,370,020
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
1,335	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,564,860
165	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	192,378
4,450	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	5,092,091
550	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	625,972
5,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	5,329,500
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

57,045	Total South Carolina			60,914,806

	Tennessee – 0.8% (0.5% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,402,880
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
1,500	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	AAA	1,593,810
	6.000%, 3/01/19 – AMBAC Insured (Alternative Minimum Tax)

4,700	Total Tennessee			4,996,690

	Texas – 11.2% (6.8% of Total Investments)
5,810	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,564,702
	4.250%, 8/15/36 (UB)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Baa2	5,938,024
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
10,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	A–	10,871,600
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
3,345	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 2001, 5.625%, 2/15/19	2/12 at 100.00	AA (4)	3,620,093
	(Pre-refunded 2/15/12)
5,000	Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds, Valero	6/08 at 102.00	BBB	5,113,000
	Refining and Marketing Company Project, Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)
	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,
	Memorial Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20	12/14 at 100.00	A+	1,035,650
1,000	5.000%, 12/01/21	12/14 at 100.00	A+	1,034,310
2,500	5.125%, 12/01/22	12/14 at 100.00	A+	2,609,575
2,800	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AAA	2,944,760
	5.250%, 11/15/30 – MBIA Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	4,297,480
	5/15/24 – FGIC Insured
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	4,762,716
	Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
725	Keller Independent School District, Tarrant County, Texas, Unlimited Tax General Obligation	8/11 at 100.00	AAA	760,119
	Refunding Bonds, Series 2001, 5.250%, 8/15/26
5,460	Keller Independent School District, Tarrant County, Texas, Unlimited Tax General Obligation	8/11 at 100.00	Aaa	5,791,804
	Refunding Bonds, Series 2001, 5.250%, 8/15/26 (Pre-refunded 8/15/11)
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	832,984
1,000	5.125%, 8/15/26	No Opt. Call	BBB–	1,026,170
2,000	Pearland Independent School District, Brazoria County, Texas, Unlimited Tax Schoolhouse Bonds,	2/11 at 100.00	AAA	2,109,520
	Series 2001A, 5.250%, 2/15/22 (Pre-refunded 2/15/11)
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Baa2	1,032,340
	2001C, 5.200%, 5/01/28
3,935	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,062,927
	Refunding Bonds, Series 2001, 5.125%, 2/01/26
3,900	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2001C-1,	12/11 at 101.00	Aa1	4,031,586
	5.200%, 12/01/21 (Alternative Minimum Tax)
2,905	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building	2/11 at 44.73	AAA	1,084,320
	and Refunding Bonds, Series 2001, 0.000%, 2/15/25
4,040	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building	2/11 at 44.73	Aaa	1,526,272
	and Refunding Bonds, Series 2001, 0.000%, 2/15/25 (Pre-refunded 2/15/11)

77,180	Total Texas			70,049,952

	Utah – 0.1% (0.0% of Total Investments)
230	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997C, 5.600%, 7/01/18	1/09 at 101.50	AAA	233,041
	(Alternative Minimum Tax)
130	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997E-2, 5.875%, 1/01/19	7/07 at 101.50	AAA	132,036
	(Alternative Minimum Tax)

360	Total Utah			365,077

	Washington – 9.3% (5.7% of Total Investments)
15,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	15,876,299
	Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)
7,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	8,165,625
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	5,419,100
	2003A, 5.500%, 7/01/16
10,080	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2002,	6/12 at 100.00	AAA	10,862,309
	5.500%, 12/01/16 – FGIC Insured
6,965	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.250%, 9/01/22 – FGIC Insured	9/12 at 100.00	AAA	7,367,995
2,820	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	Aaa	3,084,347
	5.375%, 12/01/19 – MBIA Insured
2,500	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.125%,	12/11 at 100.00	AAA	2,615,650
	12/01/22 – MBIA Insured
4,905	Washington, Various Purpose General Obligation Bonds, Series 1999B, 5.000%, 1/01/19	1/09 at 100.00	Aa1	5,002,168

54,770	Total Washington			58,393,493

	West Virginia – 2.5% (1.5% of Total Investments)
7,000	Harrison County Commission, West Virginia, Solid Waste Disposal Revenue Bonds, Potomac Edison	5/07 at 100.00	AAA	7,075,460
	Company – Harrison Station, Series 1993B, 6.250%, 5/01/23 – AMBAC Insured (Alternative
	Minimum Tax)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,156,000
	Series 2003L, 5.500%, 10/01/22
1,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, West Penn Power Company	4/09 at 101.00	AAA	1,036,890
	Pleasants Station Project, Series 1999E, 5.500%, 4/01/29 – AMBAC Insured (Alternative
	Minimum Tax)
2,355	West Virginia University, Unlimited Tax General Revenue Bonds, Student Fees, Series 2004C,	10/14 at 100.00	AAA	2,484,384
	5.000%, 10/01/24 – FGIC Insured

15,355	Total West Virginia			15,752,734

	Wisconsin – 2.5% (1.5% of Total Investments)
5,105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/09 at 101.00	BBB+	5,285,309
	Series 1999A, 5.600%, 2/15/29
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	318,115
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,084,560
	Series 2004, 5.750%, 5/01/24
3,215	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/07 at 102.00	AAA	3,282,965
	Series 1997, 5.625%, 2/15/17 – MBIA Insured
5,300	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AAA	5,473,999

14,935	Total Wisconsin			15,444,948

	Wyoming – 0.5% (0.3% of Total Investments)
2,750	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB–	2,919,894
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 1,109,100	Total Investments (cost $973,713,236) – 164.0%			1,027,151,206

	Floating Rate Obligation – (10.7%)			(66,965,000)

	Other Assets Less Liabilities – 2.1%			13,237,273

	Preferred Shares, at Liquidation Value – (55.4)%			(347,000,000)

	Net Assets Applicable to Common Shares – 100%			$626,423,479

Futures Contracts outstanding at January 31, 2007:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	January 31, 2007	(Depreciation)

U.S. Treasury Bonds	Short	(255)	3/07	$(28,081,875)	$931,579

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At January 31, 2007, the cost of investments was $906,338,550.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$54,840,866
Depreciation	(975,989)

Net unrealized appreciation (depreciation) of investments	$53,864,877

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 30, 2007

* Print the name and title of each signing officer under his or her signature.